Fair Value Measurements, Derivative Instruments and Hedging Activities and Financial Risk - Derivatives Qualifying and Designated as Hedging Instruments Recognized in Other Comprehensive Income (Details) - USD ($)
	12 Months Ended
	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015
Net investment hedges | Designated as hedging instruments
Derivative Instruments, Gain (Loss) [Line Items]
Effective portions of derivatives qualifying and designated as hedging instruments recognized in other comprehensive income (loss)	$ (31,000,000)	$ (33,000,000)	$ 58,000,000
Foreign currency zero cost collars – cash flow hedges | Designated as hedging instruments
Derivative Instruments, Gain (Loss) [Line Items]
Effective portions of derivatives qualifying and designated as hedging instruments recognized in other comprehensive income (loss)	45,000,000	(8,000,000)	(57,000,000)
Interest rate swaps – cash flow hedges | Designated as hedging instruments
Derivative Instruments, Gain (Loss) [Line Items]
Effective portions of derivatives qualifying and designated as hedging instruments recognized in other comprehensive income (loss)	8,000,000	8,000,000	$ 2,000,000
Fuel
Derivative Instruments, Gain (Loss) [Line Items]
Collateral required to be received	0	0
Collateral required to be posted	0	$ 0
Minimum
Derivative Instruments, Gain (Loss) [Line Items]
Derivative asset, cash collateral netting threshold, fair value	$ 100,000,000